Finance Leases as Lessee - Schedule of Amounts Recognized in the Consolidated Balance Sheet (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Amounts Recognized in the Consolidated Balance Sheet [Abstract]
Finance lease assets	$ 49,301		$ 76,535
Lease liabilities, current	45,342		57,326
Lease liabilities, non-current			15,368
Present value of finance lease liabilities	45,342		$ 72,694
Amortization of finance lease assets	30,754	$ 868
Interest of lease liabilities	$ 929	$ 541
Weighted average discount rate	3.00%		3.00%
Weighted average remaining lease term	9 months 25 days		1 year 3 months 25 days